Putnam Global Health Care Fund
The fund's portfolio
11/30/24 (Unaudited)

COMMON STOCKS (97.0%)(a)
	Shares	Value
Biotechnology (17.6%)
AbbVie, Inc.	660,200	$120,770,386
Alnylam Pharmaceuticals, Inc.(NON)	64,000	16,196,480
Amgen, Inc.	29,400	8,316,378
Argenx SE (Netherlands)(NON)	53,345	32,922,642
Ascendis Pharma A/S ADR (Denmark)(NON)(S)	366,188	49,830,863
BioMarin Pharmaceutical, Inc.(NON)	42,600	2,812,878
Legend Biotech Corp. ADR(NON)(S)	234,286	9,856,412
Regeneron Pharmaceuticals, Inc.(NON)	24,900	18,680,478
Rocket Pharmaceuticals, Inc.(NON)	580,600	8,354,834
Vaxcyte, Inc.(NON)	48,400	4,566,056
Vertex Pharmaceuticals, Inc.(NON)	77,000	36,046,010

		308,353,417
Health care equipment and supplies (13.4%)
Abbott Laboratories	567,500	67,401,975
Boston Scientific Corp.(NON)	835,000	75,701,100
Intuitive Surgical, Inc.(NON)	159,000	86,178,000
Terumo Corp. (Japan)	283,800	5,796,606

		235,077,681
Health care providers and services (17.1%)
Cigna Group (The)	89,300	30,165,540
CVS Health Corp.	450,100	26,938,485
Humana, Inc.	59,100	17,516,058
McKesson Corp.	72,500	45,566,250
UnitedHealth Group, Inc.	295,900	180,558,180

		300,744,513
Life sciences tools and services (6.7%)
Danaher Corp.	225,800	54,122,002
Thermo Fisher Scientific, Inc.	119,600	63,343,748

		117,465,750
Pharmaceuticals (42.2%)
4Front Ventures Corp.(NON)(AFF)	49,896,829	1,471,956
AstraZeneca PLC (United Kingdom)	654,026	88,518,847
Curaleaf Holdings, Inc.(NON)(S)	750,452	1,446,121
Daiichi Sankyo Co., Ltd. (Japan)	421,100	13,372,348
Eli Lilly and Co.	237,800	189,134,231
Innoviva, Inc.(NON)(AFF)	5,248,007	99,659,653
Johnson & Johnson	548,443	85,014,149
Merck & Co., Inc.	398,638	40,517,566
Novo Nordisk A/S Class B (Denmark)	1,060,631	113,667,577
Roche Holding AG (Switzerland)	219,147	63,673,321
Sanofi SA (France)	345,661	33,573,077
TerrAscend Corp. (Canada)(NON)(S)	8,470,586	6,649,410
Verano Holdings Corp.(NON)(S)	568,429	801,485
Verona Pharma PLC ADR (United Kingdom)(NON)	110,700	4,387,041

		741,886,782

Total common stocks (cost $1,117,516,792)		$1,703,528,143

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds 3.00%, 2/15/49(i)	$150,000	$117,659
U.S. Treasury Notes
1.625%, 5/15/31(i)	48,000	41,288
0.625%, 8/15/30(i)	2,125,000	1,754,792

Total U.S. treasury obligations (cost $1,913,739)		$1,913,739

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Bank of America N.A.
Novo Nordisk A/S ADR (Put)	Jan-25/$95.00	$25,447,877	$238,276	$461,277

Total purchased options outstanding (cost $500,380)				$461,277

SHORT-TERM INVESTMENTS (3.9%)(a)
		Principal amount/shares	Value
Putnam Cash Collateral Pool, LLC 4.76%(AFF)	Shares	15,152,820	$15,152,820
Putnam Short Term Investment Fund Class P 4.78%(AFF)	Shares	43,394,754	43,394,754
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59%(P)	Shares	1,940,000	1,940,000
U.S. Treasury Bills 4.633%, 1/16/25(SEGSF)		$500,000	497,205
U.S. Treasury Bills 4.546%, 1/9/25(SEGSF)		7,100,000	7,066,375

Total short-term investments (cost $68,050,452)			$68,051,154
TOTAL INVESTMENTS

Total investments (cost $1,187,981,363)			$1,773,954,313

	FORWARD CURRENCY CONTRACTS at 11/30/24 (aggregate face value $503,090,560) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/22/25	$46,261	$48,852	$(2,591)
		British Pound	Sell	12/18/24	4,692,231	4,858,044	165,813
		Danish Krone	Sell	12/18/24	7,895,833	7,894,725	(1,108)
		Euro	Sell	12/18/24	31,808,596	32,774,058	965,462
	Barclays Bank PLC
		British Pound	Sell	12/18/24	5,159,341	5,341,179	181,838
		Japanese Yen	Buy	2/19/25	9,888,661	9,788,867	99,794
	Citibank, N.A.
		Danish Krone	Sell	12/18/24	12,395,349	12,535,671	140,322
	Goldman Sachs International
		British Pound	Sell	12/18/24	5,760,058	5,962,090	202,032
		Canadian Dollar	Sell	1/22/25	1,741,297	1,810,072	68,775
		Israeli Shekel	Buy	1/22/25	2,270,912	2,178,503	92,409
		Japanese Yen	Buy	2/19/25	16,055,595	15,894,374	161,221
		Swedish Krona	Buy	12/18/24	2,007,524	2,139,236	(131,712)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	1/22/25	2,558,761	2,702,041	(143,280)
		British Pound	Sell	12/18/24	10,293,870	10,655,774	361,904
		Canadian Dollar	Sell	1/22/25	2,522,205	2,621,502	99,297
		Danish Krone	Sell	12/18/24	29,947,770	30,441,726	493,956
		Euro	Buy	12/18/24	28,927,845	30,453,863	(1,526,018)
		Swiss Franc	Buy	12/18/24	26,009,094	27,195,972	(1,186,878)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	12/18/24	10,894,587	11,372,787	478,200
		Canadian Dollar	Sell	1/22/25	1,988,265	2,066,712	78,447
		Danish Krone	Sell	12/18/24	9,761,202	10,294,102	532,900
		Euro	Buy	12/18/24	15,183,396	15,984,087	(800,691)
		Japanese Yen	Buy	2/19/25	4,077,225	4,034,455	42,770
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/22/25	2,562,741	2,707,065	(144,324)
		Danish Krone	Sell	12/18/24	14,161,719	14,936,217	774,498
		Euro	Buy	12/18/24	4,517,967	4,757,651	(239,684)
		Japanese Yen	Buy	2/19/25	6,467,437	6,403,838	63,599
		Swiss Franc	Buy	12/18/24	8,093,409	8,464,256	(370,847)
	NatWest Markets PLC
		Australian Dollar	Buy	1/22/25	23,030,804	24,322,732	(1,291,928)
		British Pound	Sell	12/18/24	9,806,910	10,244,274	437,364
		Danish Krone	Sell	12/18/24	4,503,827	4,750,161	246,334
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/22/25	1,957,697	2,067,492	(109,795)
		British Pound	Buy	12/18/24	48,629,405	49,799,043	(1,169,638)
		Japanese Yen	Buy	2/19/25	7,296,760	7,222,520	74,240
		Swiss Franc	Buy	12/18/24	23,716,331	24,273,025	(556,694)
	Toronto-Dominion Bank
		British Pound	Sell	12/18/24	19,242,395	19,915,939	673,544
		Canadian Dollar	Sell	1/22/25	2,798,371	2,908,733	110,362
		Swiss Franc	Buy	12/18/24	4,616,796	4,828,038	(211,242)
	UBS AG
		British Pound	Sell	12/18/24	7,807,914	8,088,984	281,070
		Euro	Sell	12/18/24	9,814,412	10,136,245	321,833
		Japanese Yen	Buy	2/19/25	8,272,129	7,982,784	289,345
		New Zealand Dollar	Buy	1/22/25	2,424,667	2,566,577	(141,910)
		Swiss Franc	Buy	12/18/24	1,471,425	1,542,533	(71,108)
	WestPac Banking Corp.
		Danish Krone	Buy	12/18/24	12,536,991	12,504,535	32,456
		Euro	Buy	12/18/24	19,879,645	20,927,502	(1,047,857)
		Swiss Franc	Buy	12/18/24	2,573,971	2,691,724	(117,753)

	Unrealized appreciation						7,469,785

	Unrealized (depreciation)						(9,265,058)

	Total						$(1,795,273)
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2024 through November 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,756,319,559.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding at period end	Fair value as of 11/30/24
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$7,837,425	$60,938,029	$53,622,634	$112,615	$—	$—	$—	15,152,820	$15,152,820
	Putnam Short Term Investment Fund Class P‡	49,826,391	85,119,982	91,551,619	640,073	—	—	—	43,394,754	43,394,754

	Total Short-term investments	57,663,816	146,058,011	145,174,253	752,688	—	—	—	58,547,574	58,547,574
	Common stocks**
	4Front Ventures Corp.	2,514,800	—	—	—	—	—	(1,042,844)	49,896,829	1,471,956
	Innoviva, Inc.	102,929,603	2,254,169	3,487,895	—	—	117,749	(2,153,973)	5,248,007	99,659,653

	Total Common stocks	105,444,403	2,254,169	3,487,895	—	—	117,749	(3,196,817)	55,144,836	101,131,609

	Totals	$163,108,219	$148,312,180	$148,662,148	$752,688	$—	$117,749	$(3,196,817)	113,692,410	$159,679,183
*	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
#	At the close of the reporting period, the fund received cash collateral of $15,152,820 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $14,563,290.
‡	Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
**	Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $4,600,714.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	76.5%
	Denmark	9.3
	United Kingdom	5.3
	Switzerland	3.6
	France	1.9
	Netherlands	1.9
	Japan	1.1
	Other	0.4

	Total	100.0%
⌂	Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $93,528 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $5,404,290 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $4,600,714 and may include amounts related to unsettled agreements.

	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3
	Common stocks*:
	Health care	$1,352,003,725	$351,524,418	$—

	Total common stocks	1,352,003,725	351,524,418	—
	Purchased options outstanding	—	461,277	—
	U.S. treasury obligations	—	1,913,739	—
	Short-term investments	1,940,000	66,111,154	—

	Totals by level	$1,353,943,725	$420,010,588	$—
		Valuation inputs

	Other financial instruments:	Level 1	Level 2	Level 3
	Forward currency contracts	$—	$(1,795,273)	$—

	Totals by level	$—	$(1,795,273)	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
	The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
	Forward currency contracts (contract amount)	$579,600,000
	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com